                        SUPPLEMENT DATED JULY 19, 2002
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                              MONY CUSTOM MASTER

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 20 - Effective May 22, 2002, The Dreyfus Socially Responsible Growth Fund, Inc. no longer has a sub-investment adviser. The Dreyfus Corporation has assumed the day-to-day portfolio management responsibility for the Fund.

2. Page 21 - Effective June 17, 2002, the sub-adviser for the Enterprise Accumulation Trust International Growth Portfolio has been replaced by SSgA Funds Management, Inc.

Registration No. 333-59717   Form No. 14426 SL (Supp 7/19/02)
                         Form No. 14552 SA (Supp 7/19/02)